Offerings - Offering: 1	Jun. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,455,000
Proposed Maximum Offering Price per Unit	84.795
Maximum Aggregate Offering Price	$ 208,171,725
Fee Rate	0.01381%
Amount of Registration Fee	$ 28,748.52
Offering Note
(1)Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-8 (the “Registration Statement”) to which this exhibit relates shall also cover any additional shares of common stock, par value $0.0001 per share (“Common Stock”) of HealthEquity, Inc. (the “Registrant”) that become issuable under the HealthEquity, Inc. Amended and Restated 2024 Equity Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.
(2)Represents 2,455,000 shares of Common Stock authorized for issuance under the Plan as a result of the increase to the share reserve approved by the Registrant’s stockholders on June 25, 2026.
(3)Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, based on the average of the high and low sales prices of the Common Stock as reported on The NASDAQ Global Select Market on June 22, 2026.